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                                                                  HARTFORD LIFE



August 5, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE:    HARTFORD LIFE INSURANCE COMPANY
       SEPARATE ACCOUNT TEN ("REGISTRANT")
       PUTNAM HARTFORD CAPITAL MANAGER SERIES VI
       FILE NO. 333-69439

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

    1. The form of Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

    2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on July 10, 2002.

If you should have any additional questions, please feel free to contact me at
(860) 843-5910.

Sincerely,

/s/ Sharon Loghmani
-------------------
Sharon Loghmani
Legal Specialist